COMMITMENTS AND CONTINGENCIES - Loans and Unfunded Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Commitments [Line Items]
Unused Commitments to Extend Credit	$ 4,467,728	$ 3,750,657
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	13,424,070	11,761,778
Commercial
Other Commitments [Line Items]
Unused Commitments to Extend Credit	2,066,620	1,887,965
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	4,632,241	3,815,858
Lease financing
Other Commitments [Line Items]
Unused Commitments to Extend Credit	0	0
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	638,527	598,045
Construction real estate
Other Commitments [Line Items]
Unused Commitments to Extend Credit	680,920	327,743
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	677,339	779,446
Commercial real estate-investor
Other Commitments [Line Items]
Unused Commitments to Extend Credit	204,747	95,810
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	3,246,889	3,093,384
Commercial real estate-owner
Other Commitments [Line Items]
Unused Commitments to Extend Credit	39,973	40,791
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	1,137,667	968,360
Residential real estate
Other Commitments [Line Items]
Unused Commitments to Extend Credit	0	76,401
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	1,832,184	1,462,284
Home equity
Other Commitments [Line Items]
Unused Commitments to Extend Credit	1,103,581	1,002,965
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	1,005,204	849,039
Installment
Other Commitments [Line Items]
Unused Commitments to Extend Credit	48,606	33,200
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	188,694	133,051
Credit card
Other Commitments [Line Items]
Unused Commitments to Extend Credit	323,281	285,782
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss	$ 65,325	$ 62,311